SCHEDULE OF PROFORMA FINANCIAL INFORMATION (Details) - Play Sight And Game Face [Member]	12 Months Ended
Apr. 30, 2023 USD ($) $ / shares
Business Acquisition [Line Items]
Revenues | $	$ 16,102,672
Net loss | $	$ (53,069,215)
Basic earnings (loss) per share | $ / shares	$ (13.79)
Diluted earnings (loss) per share | $ / shares	$ (13.79)